Net Income (Loss) Per Share - Basic and diluted loss per unit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss)	$ (2,687,437)	$ (18,437,453)	$ (23,065,795)	$ (35,532,791)
Dividend		(545,359)	(2,260,287)	(2,082,277)
Earnings available for common shares/units (basic)	(2,687,437)	(18,982,812)	(25,326,082)	(37,615,068)
Earnings available for common shares/units (diluted)	$ (2,687,437)	$ (18,982,812)	$ (25,326,082)	$ (37,615,068)
Denominator:
Weighted average common shares/units outstanding (basic) (in shares)	23,198,658	220,025,101
Weighted average common shares/units outstanding (diluted) (in shares)	23,198,658	220,025,101
Basic (in dollars per share)	$ (0.12)	$ (0.09)	$ (0.08)	$ (0.2)
Diluted (in dollars per share)	$ (0.12)	$ (0.09)	$ (0.08)	$ (0.2)